Current liabilities - borrowings (Tables)	6 Months Ended
Dec. 31, 2024
Current liabilities - borrowings [Abstract]
Current Liabilities - Borrowings
	31 Dec 2024	30 Jun 2024
	$'000	$'000

Other current debt	1,200	1,200